Income taxes (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 41,549,079	$ 28,451,658
Deferred taxes liabilities	127,956,679	86,356,895
Total	(86,407,600)	(57,905,237)	$ (85,502,621)
Impairment Provision Of Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,244,752	2,062,740
Other Non Tax Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	38,242,480	32,959,493
Benefits To Staff [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	17,657,925	14,917,361
Inventory Valuation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,480,489	3,340,389
Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	307,587	248,173
Deferred taxes liabilities	48,661,856	20,166,939
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,782,089	799,320
Deferred taxes liabilities	133,958,756	107,027,820
Deferred Taxes Related To Assets Arising From A Single Transaction [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	14,804,824	11,603,601
Deferred taxes liabilities	13,879,287	10,290,501
Other assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	3,642,101	4,638,443
Tax Losses Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	54,728,018	31,814,137
Subtotal By Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	136,890,265	102,383,657
Deferred Tax Liabilities Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	(95,341,186)	(73,931,999)
Agricultural Operation Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	11,980,659	12,287,741
Manufacturing Indirect Activation Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	2,191,705	1,167,234
Other Liabilitiess [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	12,625,602	9,348,659
Subtotal By Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	223,297,865	160,288,894
Deferred Tax Assets Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	$ (95,341,186)	$ (73,931,999)